Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 40,010	¥ 42,354
Current portion of long-term borrowings	13,265	75,188
Short-term borrowings	53,275	117,542
Long-term borrowings	287,175	251,379
Total borrowings	¥ 340,450	¥ 368,921